Convertible Securities (Details) - HZO, Inc. and Subsidiaries - USD ($)		1 Months Ended	3 Months Ended		5 Months Ended	12 Months Ended
	Feb. 14, 2025	Dec. 22, 2025	Mar. 31, 2026	Mar. 31, 2025	Jan. 10, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 14, 2024
Debt
Derivative liability			$ 29,052,000			$ 3,396,000	$ 1,052,000
Debt Instrument, Convertible, Conversion Price	$ 0.00049
Loss on extinguishment of debt	$ (3,071,000)			$ (3,071,008)		(3,071,008)
2024 Notes
Debt
Proceeds from notes				$ 1,000,000	$ 4,772,907	1,000,000	3,772,907
Interest rate				12.00%	12.00%
Derivative liability				$ 289,000		289,000	1,050,000
Debt discount				135,000		135,000	2,000
Payment of deferred financing costs				116,440		116,440
Amortization of deferred financing costs				16,655		16,655	$ 27,614
Accrued interest	$ 169,711
Debt Instrument, Convertible, Conversion Price	$ 0.00049
Value of stock issued upon conversion of debt	$ 8,553,000			$ 8,553,000
2024 Notes | Series 2-B
Debt
Issuance of preferred stock upon conversion of subordinated convertible promissory notes (in shares)	6,027,707,347
Debt Instrument, Convertible, Conversion Price	$ 0.00049
2024 Notes | Series 2-C
Debt
Issuance of preferred stock upon conversion of subordinated convertible promissory notes (in shares)	4,059,267,542
Debt Instrument, Convertible, Conversion Price								$ 0.00049
2025 Notes
Debt
Proceeds from notes		$ 5,353,018
Interest rate		12.00%	12.00%
Derivative liability		$ 3,392,000				3,392,000
Debt discount			$ 21,097,000			4,000
Payment of deferred financing costs		$ 24,502				24,502
Amortization of deferred financing costs			901,217			366,988
Unamortized debt discount			$ 2,396,851			$ 3,295,670